ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2015
ENTITY-WIDE DISCLOSURE [Abstract]
Schedule of total revenues by geographical location
	Year ended December 31,
	2015	2014	2013
	Total revenues	Total revenues	Total revenues (*)
Sale of products
Israel	$4,102	$4,807	$6,248
United states	20,013	18,886	18,016
France	3,720	3,642	5,482
Rest of Europe	1,776	2,257	2,292
Other	1,728	1,771	2,326
	$31,339	$31,363	$34,364

	Year ended December 31,
	2015	2014	2013
	Total revenues	Total revenues	Total revenues (*)

Sale of Services
Israel	$814	$834	$612
United states	32,738	31,267	27,639
Netherland	1,271	1,734	1,553
Rest of Europe	11,569	8,786	7,658
Other	7,876	6,742	7,725
	$54,268	$49,363	$45,187

(*)	Excluding discontinued operations for the year ended on December 31, 2013.

Schedule of long-lived assets by geographical location
	December 31,
	2015	2014

Israel	$12,481	$5,830
United states	6,453	5,694
Total	$18,934	$11,524